Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	$ 7,041	$ 7,285
Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	690	933
Government insured or guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	6,351	6,352
Total Commercial [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	78	78
Commercial and industrial loans [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	39	47
Commercial real estate mortgage [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	38	31
Commercial real estate construction [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	1	0
Total Consumer [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	612	855
Real estate 1-4 family first mortgage [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	135	112
Real estate 1-4 family junior lien mortgage [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	19	32
Credit card [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	365	546
Auto [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	65	78
Other revolving credit and installment [Member] | Non-government insured/guaranteed [Member]
Loans 90 days or more past due and still accruing:
Loans, 90 days or more past due and still accruing	$ 28	$ 87